INCOME TAXES - Schedule of Deferred Tax Assets and Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	€ 94,091	€ 119,357
Deferred tax liabilities	(10,977)	(13,111)
Net deferred tax assets	83,114	106,246	€ 99,277
To be recovered after 12 months
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	63,286	72,142
Deferred tax liabilities	(9,885)	(10,517)
To be recovered within 12 months
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	30,805	47,215
Deferred tax liabilities	€ (1,092)	€ (2,594)